ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION
Schedule of principal subsidiaries and VIE
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong	100%	Investment holding
Luckin Coffee Roastery (Hong Kong) Limited (“Luckin Roastery”)	April 30, 2019	Hong Kong	100%	Investment holding
Luckin Coffee E-commerce (Pingtan) Co., Ltd (1)	October 27, 2017	PRC	100%	Provision of retail services for freshly brewed drinks and pre-made food and beverage items
Beijing Luckin Coffee Co., Ltd. (“Beijing WFOE”) (1) / (2)	October 31, 2017	PRC	100%	Provision of retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”) (1) / (5)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee (China) Co., Ltd. (“Luckin China”) (1) / (2) / (4)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Tianjin) Co., Ltd. (1)	May 9, 2018	PRC	80%	Provision of retail services for freshly brewed drinks and pre-made food and beverage items
Luckin Coffee Roasting (Xiamen) Co., Ltd. (1)	January 22, 2019	PRC	100%	Investment holding
Luckin Coffee Roasting (Pingnan) Co., Ltd. (1)	April 28, 2019	PRC	100%	Manufacture of materials for products
Luckin Coffee Food (Xiamen) Co., Ltd. (1)	May 16, 2019	PRC	100%	Provision of retail services for freshly brewed drinks and pre-made food and beverage items
Luckin Roastery Technology (Xiamen) Co., Ltd. (1)	June 24, 2019	PRC	60%	Manufacture of materials for products

Variable Interest Entity:
Beijing Luckin Coffee Technology Ltd. (“VIE”) (3)	June 14, 2017	PRC	100%	License holder
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)

Ms. Jenny Zhiya Qian and Mr. Min Chen are nominal shareholders of the VIE, holding 83.33% and 16.67% of the equity interest, respectively. Ms. Qian and Mr. Chen were both terminated from the Group as a result of the internal investigation and have since ceased to be involved in the management of the Group. The Group is in the process of replacing the nominal shareholders and otherwise optimizing its VIE structure.

(4)	As of December 31, 2020, Luckin China had 95 direct and indirect wholly-owned subsidiaries.
(5)	As of December 31, 2020, Luckin TJ had one direct wholly-owned subsidiary.